Debt - Interest Expense (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Debt Disclosure [Abstract]
Interest expense on debt	$ 83	$ 878	$ 6,458